Other Current Liabilities (Notes)	12 Months Ended
Dec. 31, 2016
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

OTHER CURRENT LIABILITIES (in millions)

	December 31,
	2016	2015
Legal	$—	$21
Accrued environmental liabilities	17	21
Asset retirement obligation	6	1
Other	22	18
Total Other Current Liabilities	$45	$61